EQUITY - Information About Warrant Activities (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Warrants
Beginning balance (in shares)	14,615,703	15,309,559	15,309,559	15,924,483	24,640,018
Beginning balance (in shares)				15,309,547
Granted (in shares)	6,793,575	4,085,624	4,085,625	1,233,284	237,500
Exercised (in shares)	(2,632,955)	(2,507,168)	(2,547,168)	(71,000)	(7,883,731)
Forfeited (in shares)	(100,000)	(1,806,062)	(1,806,063)	(1,119,703)	(655,974)
Expired (in shares)	(94,644)	(386,250)	(426,250)	(657,505)	(413,330)
Ending balance (in shares)	18,581,679	14,695,691	14,615,703	15,309,559	15,924,483
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 11.91	$ 11.26	$ 11.26	$ 9.98	$ 7.36
Granted (in dollars per share)	0.002	8.60	8.59	20.74	26.00
Exercised (in dollars per share)	9.14	6.64	6.82	12.36	2.42
Forfeited (in dollars per share)	14.00	5.50	5.50	5.50	7.50
Expired (in dollars per share)	15.39	14.16	14.48	14.42	12.16
Ending balance (in dollars per share)	$ 7.92	$ 11.94	$ 11.91	$ 11.26	$ 9.98